Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Opportunities Fund	Dec. 30, 2024
Fidelity Series Emerging Markets Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.23%
Past 5 years	5.79%
Past 10 years	3.76%
Fidelity Series Emerging Markets Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.51%
Past 5 years	4.54%
Past 10 years	2.79%
Fidelity Series Emerging Markets Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.99%
Past 5 years	4.44%
Past 10 years	2.87%
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%